Deferred and current taxation - Principal components of deferred tax (Details) - EUR (€) € in Millions	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Principal components of deferred tax
Total deferred taxes	€ 395.2	€ 473.1	€ 385.5	€ 462.3
Arising on capital allowances and other temporary differences
Principal components of deferred tax
Total deferred taxes	444.7	435.6	424.6
Derivatives [Member]
Principal components of deferred tax
Total deferred taxes	(48.9)	38.1	(38.5)
Pensions [Member]
Principal components of deferred tax
Total deferred taxes	(0.6)	(0.6)	(0.6)
Un-remitted earnings of overseas subsidiaries
Principal components of deferred tax
Total deferred taxes	€ 0.0	€ 0.0	€ 0.0